Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 72.32%
Communication services: 10.51%
Diversified telecommunication services: 1.41%
CenturyLink Incorporated	6.75%	12-1-2023	$ 7,000,000	$ 7,166,250
Level 3 Financing Incorporated 144A	4.63	9-15-2027	525,000	483,656
Level 3 Financing Incorporated	5.38	5-1-2025	3,515,000	3,510,641
Lumen Technologies Incorporated	7.50	4-1-2024	3,915,000	4,050,851
				15,211,398
Entertainment: 1.45%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	12,370,000	12,256,691
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	3,270,000	3,384,646
				15,641,337
Media: 5.77%
CCO Holdings LLC 144A	5.50	5-1-2026	15,000,000	15,013,490
Cinemark USA Incorporated 144A	8.75	5-1-2025	14,887,000	15,335,086
CSC Holdings LLC 144A	5.50	4-15-2027	1,090,000	1,091,319
DISH DBS Corporation	5.00	3-15-2023	4,150,000	4,067,000
Gray Television Incorporated 144A	5.88	7-15-2026	12,152,000	11,975,431
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	6,720,000	6,703,402
Townsquare Media Incorporated 144A	6.88	2-1-2026	8,295,000	8,018,030
				62,203,758
Wireless telecommunication services: 1.88%
Sprint Corporation	7.13	6-15-2024	15,109,000	16,053,161
Sprint Corporation	7.88	9-15-2023	4,080,000	4,273,800
				20,326,961
Consumer discretionary: 10.58%
Auto components: 1.40%
Allison Transmission Incorporated 144A	5.88	6-1-2029	915,000	916,830
Clarios Global LP 144A	6.25	5-15-2026	6,605,000	6,625,575
Clarios Global LP 144A	6.75	5-15-2025	3,013,000	3,031,748
Goodyear Tire & Rubber Company «	5.00	5-31-2026	4,624,000	4,537,184
				15,111,337
Automobiles: 0.41%
Ford Motor Company	4.13	8-17-2027	4,600,000	4,358,500
Hotels, restaurants & leisure: 5.13%
Carnival Corporation 144A	9.88	8-1-2027	400,000	424,050
Carnival Corporation 144A	10.50	2-1-2026	7,790,000	8,385,935
CCM Merger Incorporated 144A	6.38	5-1-2026	3,145,000	3,034,736
Cedar Fair LP 144A	5.50	5-1-2025	6,385,000	6,482,116
Hilton Domestic Operating Company Incorporated 144A	5.38	5-1-2025	7,165,000	7,273,908
NCL Corporation Limited 144A	5.88	2-15-2027	3,500,000	3,260,635
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	5,600,000	5,712,000
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	6,405,000	6,661,584
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	4,709,000	5,104,415
SeaWorld Parks & Entertainment Incorporated 144A	8.75	5-1-2025	8,705,000	9,018,380
				55,357,759
See accompanying notes to portfolio of investments

Allspring Short-Term High Yield Bond Fund  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household durables: 0.45%
Allied Universal Holdco LLC 144A	6.63%	7-15-2026	$ 4,920,000	$ 4,876,003
Internet & direct marketing retail: 1.70%
QVC Incorporated	4.85	4-1-2024	18,850,000	18,378,750
Leisure products: 0.10%
Mattel Incorporated 144A	3.38	4-1-2026	1,150,000	1,115,270
Specialty retail: 0.36%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	3,371,000	3,636,284
Penske Automotive Group Incorporated	3.50	9-1-2025	275,000	269,082
				3,905,366
Textiles, apparel & luxury goods: 1.03%
G-III Apparel Group Limited 144A	7.88	8-15-2025	6,380,000	6,483,994
Michael Kors USA Incorporated 144A	4.25	11-1-2024	4,755,000	4,622,000
				11,105,994
Consumer staples: 0.64%
Food products: 0.64%
Performance Food Group Incorporated 144A	6.88	5-1-2025	6,735,000	6,878,618
Energy: 14.64%
Energy equipment & services: 1.82%
Oceaneering International Incorporated	4.65	11-15-2024	15,415,000	15,137,068
USA Compression Partners LP	6.88	4-1-2026	3,330,000	3,250,913
USA Compression Partners LP	6.88	9-1-2027	1,260,000	1,213,153
				19,601,134
Oil, gas & consumable fuels: 12.82%
Antero Midstream Company 144A	7.88	5-15-2026	4,638,000	4,906,355
Antero Resources Corporation 144A	8.38	7-15-2026	6,395,000	6,954,563
Archrock Partners LP 144A	6.88	4-1-2027	250,000	247,883
Buckeye Partners LP 144A	4.13	3-1-2025	1,795,000	1,764,573
Buckeye Partners LP	4.15	7-1-2023	750,000	753,233
Crestwood Midstream Partners LP	5.75	4-1-2025	14,390,000	14,267,685
DCP Midstream Operating LP	5.38	7-15-2025	8,640,000	8,855,827
EnLink Midstream Partners LP	4.15	6-1-2025	13,570,000	13,572,714
Enviva Partners LP 144A	6.50	1-15-2026	14,755,000	14,755,000
EQM Midstream Partners LP	4.75	7-15-2023	4,610,000	4,682,838
EQT Corporation	6.63	2-1-2025	5,246,000	5,470,319
Murphy Oil Corporation	5.75	8-15-2025	7,435,000	7,546,209
New Fortress Energy Incorporated 144A	6.50	9-30-2026	4,580,000	4,460,050
Occidental Petroleum Corporation	8.00	7-15-2025	7,790,000	8,491,100
Range Resources Corporation	5.00	3-15-2023	2,500,000	2,503,125
Range Resources Corporation	8.25	1-15-2029	1,910,000	2,068,005
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	12,920,000	12,482,012
Southwestern Energy Company	5.95	1-23-2025	902,000	931,752
Southwestern Energy Company	7.75	10-1-2027	4,931,000	5,201,145
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	11,275,000	11,613,250
Western Gas Partners LP	3.95	6-1-2025	1,500,000	1,470,000
Western Gas Partners LP	4.65	7-1-2026	5,335,000	5,321,663
				138,319,301
See accompanying notes to portfolio of investments

2  |  Allspring Short-Term High Yield Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 12.52%
Consumer finance: 5.55%
Ford Motor Credit Company LLC	5.58%	3-18-2024	$14,085,000	$ 14,252,273
LFS TopCo LLC 144A	5.88	10-15-2026	2,860,000	2,561,616
Navient Corporation	5.88	10-25-2024	13,860,000	13,902,273
Navient Corporation	7.25	9-25-2023	2,025,000	2,070,727
OneMain Finance Corporation	6.13	3-15-2024	2,500,000	2,525,366
OneMain Finance Corporation	7.13	3-15-2026	2,350,000	2,406,400
OneMain Finance Corporation	3.50	1-15-2027	2,440,000	2,183,044
PRA Group Incorporated 144A	7.38	9-1-2025	6,880,000	6,935,396
Rocket Mortgage LLC 144A	2.88	10-15-2026	4,115,000	3,680,909
Springleaf Finance Corporation	8.88	6-1-2025	8,948,000	9,345,112
				59,863,116
Diversified financial services: 3.14%
Hat Holdings LLC 144A	3.38	6-15-2026	5,000,000	4,625,875
Hat Holdings LLC 144A	6.00	4-15-2025	15,915,000	16,127,784
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	13,835,000	13,074,075
				33,827,734
Mortgage REITs: 1.58%
Starwood Property Trust Incorporated 144A	3.63	7-15-2026	2,770,000	2,576,100
Starwood Property Trust Incorporated 144A	3.75	12-31-2024	2,645,000	2,547,585
Starwood Property Trust Incorporated	4.75	3-15-2025	9,995,000	9,882,756
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	2,040,000	2,050,200
				17,056,641
Thrifts & mortgage finance: 2.25%
Enact Holdings Incorporated 144A	6.50	8-15-2025	14,630,000	14,668,331
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	10,075,000	9,646,813
				24,315,144
Health care: 2.67%
Health care providers & services: 2.35%
Select Medical Corporation 144A	6.25	8-15-2026	12,016,000	11,986,801
Tenet Healthcare Corporation	4.63	7-15-2024	5,587,000	5,584,011
Tenet Healthcare Corporation 144A	4.88	1-1-2026	7,790,000	7,772,550
				25,343,362
Health care technology: 0.32%
IQVIA Incorporated 144A	5.00	10-15-2026	3,435,000	3,425,084
Industrials: 10.86%
Aerospace & defense: 2.73%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	14,675,000	14,491,563
TransDigm Group Incorporated 144A	6.25	3-15-2026	1,945,000	1,978,571
TransDigm Group Incorporated 144A	8.00	12-15-2025	12,465,000	13,002,491
				29,472,625
Airlines: 2.13%
Delta Air Lines Incorporated 144A	7.00	5-1-2025	750,000	802,282
Hawaiian Airlines Incorporated	3.90	7-15-2027	3,927,010	3,455,625
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	6,345,000	6,302,203
See accompanying notes to portfolio of investments

Allspring Short-Term High Yield Bond Fund  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Mileage Plus Holdings LLC 144A	6.50%	6-20-2027	$ 4,860,000	$ 4,933,386
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	7,130,000	7,464,397
				22,957,893
Commercial services & supplies: 1.52%
Aramark Services Incorporated 144A	6.38	5-1-2025	10,700,000	10,966,163
CoreCivic Incorporated	8.25	4-15-2026	5,270,000	5,424,306
				16,390,469
Construction & engineering: 0.27%
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	2,870,000	2,885,384
Electronic equipment, instruments & components: 1.49%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	15,537,000	16,131,290
Machinery: 0.46%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	5,025,000	4,987,313
Road & rail: 0.99%
Uber Technologies Incorporated 144A	7.50	5-15-2025	10,345,000	10,670,557
Trading companies & distributors: 1.27%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	14,015,000	13,699,663
Information technology: 2.86%
IT services: 1.38%
Block Incorporated 144A	2.75	6-1-2026	1,760,000	1,623,292
Sabre GLBL Incorporated 144A	7.38	9-1-2025	1,180,000	1,165,250
Sabre GLBL Incorporated 144A	9.25	4-15-2025	11,680,000	12,087,866
				14,876,408
Software: 1.48%
NCR Corporation 144A	5.75	9-1-2027	2,060,000	1,995,064
NortonLifeLock Incorporated 144A	5.00	4-15-2025	13,997,000	13,979,504
				15,974,568
Materials: 1.61%
Containers & packaging: 0.56%
Sealed Air Corporation 144A	5.13	12-1-2024	6,080,000	6,110,400
Metals & mining: 0.36%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	3,715,000	3,872,888
Paper & forest products: 0.69%
Clearwater Paper Corporation 144A	5.38	2-1-2025	7,605,000	7,433,888
Real estate: 1.47%
Equity REITs: 1.47%
Service Properties Trust Company	4.35	10-1-2024	10,500,000	9,576,998
Service Properties Trust Company	5.00	8-15-2022	2,200,000	2,192,454
Service Properties Trust Company	7.50	9-15-2025	4,085,000	4,045,376
				15,814,828
See accompanying notes to portfolio of investments

4  |  Allspring Short-Term High Yield Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 3.96%
Electric utilities: 1.37%
NextEra Energy Operating Partners LP 144A	4.25%	7-15-2024	$14,772,000	$ 14,779,977
Independent power & renewable electricity producers: 2.59%
NSG Holdings LLC 144A	7.75	12-15-2025	8,360,358	8,360,358
Vistra Operations Company LLC 144A	5.50	9-1-2026	14,225,000	14,129,264
Vistra Operations Company LLC 144A	5.63	2-15-2027	5,480,000	5,482,740
				27,972,362
Total Corporate bonds and notes (Cost $803,033,973)				780,253,080
Loans: 9.44%
Communication services: 0.36%
Media: 0.36%
Gray Television Incorporated (1 Month LIBOR +2.50%) <±	3.62	2-7-2024	2,880,000	2,827,210
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	5.31	3-28-2025	1,046,386	1,017,610
				3,844,820
Consumer discretionary: 2.46%
Auto components: 0.86%
Clarios Global LP (1 Month LIBOR +3.25%) ±	4.31	4-30-2026	2,194,428	2,104,259
Tenneco Incorporated (3 Month LIBOR +3.00%) ±	4.06	10-1-2025	7,569,138	7,185,988
				9,290,247
Hotels, restaurants & leisure: 0.60%
Carnival Corporation (1 Month LIBOR +3.00%) ±	3.75	6-30-2025	6,754,676	6,492,932
Leisure products: 0.68%
SeaWorld Parks & Entertainment Incorporated (1 Month LIBOR +3.00%) ±	4.06	8-25-2028	7,567,117	7,328,753
Specialty retail: 0.32%
Great Outdoors Group LLC (1 Month LIBOR +3.75%) ±	4.81	3-6-2028	1,904,039	1,803,125
Rent-A-Center Incorporated (1 Month LIBOR +3.25%) ±	4.31	2-17-2028	1,813,200	1,693,638
				3,496,763
Energy: 1.54%
Oil, gas & consumable fuels: 1.54%
Apergy Corporation (1 Month LIBOR +5.00%) ‡±	8.00	6-3-2027	12,477,303	12,461,706
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	5.51	9-29-2028	4,259,262	4,149,245
				16,610,951
Financials: 1.46%
Diversified financial services: 1.21%
Intelsat Jackson Holdings SA (U.S. SOFR +4.25%) <±	4.92	2-1-2029	142	133
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	5.26	4-30-2024	2,502,317	2,370,945
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) <±	5.00	5-30-2025	11,359,759	10,720,772
				13,091,850
See accompanying notes to portfolio of investments

Allspring Short-Term High Yield Bond Fund  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mortgage REITs: 0.25%
Claros Mortgage Trust Incorporated (U.S. SOFR +4.50%) ‡±	5.00%	8-9-2026	$ 2,802,975	$ 2,704,871
Health care: 0.54%
Health care equipment & supplies: 0.06%
Ortho Clinical Diagnostics SA (3 Month LIBOR +3.00%) ±	4.40	6-30-2025	662,154	656,049
Health care technology: 0.48%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.50%) <±	3.56	3-1-2024	5,225,000	5,130,323
Industrials: 2.52%
Aerospace & defense: 0.12%
Spirit AeroSystems Incorporated (1 Month LIBOR +3.75%) ±	4.81	1-15-2025	1,298,612	1,265,069
Airlines: 1.40%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	9,375,000	9,499,969
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	4.81	10-20-2027	5,555,000	5,602,218
				15,102,187
Commercial services & supplies: 0.24%
GFL Environmental Incorporated (1 Month LIBOR +3.00%) ±	4.24	5-30-2025	2,592,188	2,559,319
Machinery: 0.50%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.02	7-30-2027	5,662,412	5,446,561
Road & rail: 0.26%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	5.07	4-4-2025	2,877,628	2,798,493
Utilities: 0.56%
Electric utilities: 0.56%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	4.08	12-15-2027	6,242,650	6,093,388
Total Loans (Cost $104,956,979)				101,912,576
Non-agency mortgage-backed securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	2.82	4-25-2024	8,114	7,806
Total Non-agency mortgage-backed securities (Cost $8,036)				7,806
Yankee corporate bonds and notes: 9.20%
Communication services: 0.50%
Media: 0.50%
Clear Channel International Limited 144A	6.63	8-1-2025	3,000,000	2,968,800
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	2,485,000	2,460,023
				5,428,823
Consumer discretionary: 1.02%
Auto components: 0.47%
Adient Global Holdings Limited 144A	4.88	8-15-2026	5,405,000	5,027,731
See accompanying notes to portfolio of investments

6  |  Allspring Short-Term High Yield Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Automobiles: 0.08%
Stellantis NV	5.25%	4-15-2023	$ 896,000	$ 908,840
Hotels, restaurants & leisure: 0.47%
New Red Finance Incorporated 144A	5.75	4-15-2025	5,000,000	5,081,250
Energy: 1.05%
Oil, gas & consumable fuels: 1.05%
Northriver Midstream Finance LP 144A	5.63	2-15-2026	11,895,000	11,315,119
Financials: 0.73%
Diversified financial services: 0.73%
DAE Funding LLC 144A	2.63	3-20-2025	5,710,000	5,308,895
FMG Resources Proprietary Limited 144A	5.13	5-15-2024	2,485,000	2,529,158
				7,838,053
Health care: 1.92%
Pharmaceuticals: 1.92%
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	5,035,000	4,747,552
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	15,750,000	15,907,500
				20,655,052
Industrials: 1.40%
Airlines: 0.62%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	6,185,000	6,648,875
Electrical equipment: 0.15%
Sensata Technologies BV 144A	5.63	11-1-2024	1,605,000	1,631,992
Trading companies & distributors: 0.63%
Fly Leasing Limited 144A	7.00	10-15-2024	8,255,000	6,821,437
Materials: 2.58%
Chemicals: 0.53%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	5,690,000	5,702,044
Containers & packaging: 1.46%
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	15,844,000	15,778,088
Metals & mining: 0.59%
Constellium SE 144A	5.88	2-15-2026	6,460,000	6,390,846
Total Yankee corporate bonds and notes (Cost $104,325,223)				99,228,150

See accompanying notes to portfolio of investments

Allspring Short-Term High Yield Bond Fund  |  7

Portfolio of investments—May 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.49%
Investment companies: 3.49%
Allspring Government Money Market Fund Select Class ♠∞##		0.65%	34,517,886	$ 34,517,886
Securities Lending Cash Investments LLC ♠∩∞		0.91	3,113,435	3,113,435
Total Short-term investments (Cost $37,631,321)				37,631,321
Total investments in securities (Cost $1,049,955,532)	94.45%			1,019,032,933
Other assets and liabilities, net	5.55			59,888,380
Total net assets	100.00%			$1,078,921,313

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$52,703,348	$483,500,032	$(501,685,494)	$0	$0	$34,517,886	34,517,886	$40,128
Securities Lending Cash Investments LLC	11,753,565	13,280,371	(21,920,501)	0	0	3,113,435	3,113,435	1,183#
				$0	$0	$37,631,321		$41,311

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

8  |  Allspring Short-Term High Yield Bond Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the

Allspring Short-Term High Yield Bond Fund  |  9

Notes to portfolio of investments—May 31, 2022 (unaudited)

participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of May 31, 2022, the Fund had unfunded loan commitments of $11,852,901.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$780,253,080	$0	$780,253,080
Loans	0	84,375,054	17,537,522	101,912,576
Non-agency mortgage-backed securities	0	7,806	0	7,806
Yankee corporate bonds and notes	0	99,228,150	0	99,228,150
Short-term investments
Investment companies	37,631,321	0	0	37,631,321
Total assets	$37,631,321	$963,864,090	$17,537,522	$1,019,032,933
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Loans
Balance as of August 31, 2021	$18,656,614
Accrued discounts (premiums)	6,349
Realized gains (losses)	(192,263)
Change in unrealized gains (losses)	(414,566)
Purchases	9,373,531
Sales	(9,892,143)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of May 31, 2022	$17,537,522
Change in unrealized gains (losses) relating to securities still held at May 31, 2022	$(375,800)

10  |  Allspring Short-Term High Yield Bond Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Allspring Short-Term High Yield Bond Fund  |  11